Accounts receivable	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable

	2020	2019

Customers (a)	455,253	458,776
Dividends and interest receivable on equity capital - Funds	6,393	7,052
Other (b)	51,131	702
(-) Expected credit losses on accounts receivable (Note 14(b))	(6,418)	(4,501)
Total	506,359	462,029

(a)	Refers to receivables from management fee arising from the distribution of funds and amounts receivable related to service provision, which have an average term of 30 days. There is no concentration on the balances receivable as of December 31, 2020 and 2019.
(b)	Mainly related to accounts receivable from B3.
The reconciliation of gross carrying amount and the expected credit loss in Accounts receivable segregate by stage according with IFRS 9 were demonstrated in Note 14.